THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
LONG-TERM INVESTMENTS (95.2%)
CALIFORNIA (0.3%)
    $   812      Kaweah Delta Hospital District, Tulare
                   County, (Series F, due 06/01/14)......      PP      NR/NR    06/01/00(a)    5.250%  $    821,728
                                                                                                       ------------

ILLINOIS (1.1%)
      3,000      Illinois Development Finance
                   Authority.............................      PP      NR/NR    08/01/28       4.900      2,982,420
                                                                                                       ------------

MICHIGAN (1.5%)
      3,444      City of Detroit Public School...........      PP      NR/NR    10/15/01       5.485      3,487,278
        708      City of Detroit Public School, (Public
                   Power Revenue)........................      PP      NR/NR    10/15/00       4.550        718,564
                                                                                                       ------------
                     TOTAL MICHIGAN......................                                                 4,205,842
                                                                                                       ------------

NEW YORK (91.5%)
      4,000      Erie County Water Authority, (Water
                   Revenue, Refunding, Escrowed to
                   Maturity, Series A, due 12/01/04),
                   AMBAC Insured.........................      RB     Aaa/AAA   12/01/03(a)    5.000      4,109,520
      2,195      Erie County, FGIC Insured...............      GO     Aaa/AAA   11/01/02       5.000      2,247,570
      3,000      Long Island Power Authority, (Electric
                   Systems Revenue)......................      RB     Baa1/A-   04/01/02       5.000      3,038,520
      4,950      Long Island Power Authority, (Electric
                   Systems Revenue, Refunding, Series A),
                   AMBAC Insured.........................      RB     Aaa/AAA   12/01/10       5.500      5,142,456
      3,500      Long Island Power Authority, (Electric
                   Systems Revenue, Refunding, Series A),
                   AMBAC Insured.........................      RB     Aaa/AAA   12/01/11       5.500      3,635,310
      4,000      Metropolitan Transportation Authority,
                   (Commuter Facilities Revenue,
                   Refunding, Series D), MBIA Insured....      RB     Aaa/AAA   07/01/06       6.000      4,315,640
      5,500      Metropolitan Transportation Authority,
                   (Dedicated Tax Fund, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   04/01/11       6.250      6,063,805

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 1,370      Metropolitan Transportation Authority,
                   (Service Contract, Commuter
                   Facilities, Refunding, Series N)......      RB     Baa1/BBB+ 07/01/02       6.625%  $  1,451,912
      1,065      Monroe County, (Public Improvement,
                   Prerefunded, Escrowed to Maturity,
                   Series 1995), AMBAC Insured...........      GO     Aaa/AAA   06/01/08       5.875      1,150,477
         65      Monroe County, (Public Improvement,
                   Unrefunded Balance, Series 1995),
                   AMBAC Insured.........................      GO     Aaa/AAA   06/01/08       5.875         70,217
      2,150      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series G)....      RB      Aa2/AA   07/01/05       6.000      2,315,206
      1,500      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series J)....      RB      Aa2/AA   07/01/04       6.000      1,604,340
      5,000      Municipal Assistance Corp. for the City
                   of New York, (Refunding, Series O)....      RB      Aa2/AA   07/01/05       5.000      5,127,200
      1,460      New York City Industrial Development
                   Agency, (Civic Facilities Revenue,
                   YMCA Greater New York Project)........      RB     Baa3/NR   08/01/05       6.000      1,547,425
      1,000      New York City Industrial Development
                   Agency, (IDR, Brooklyn Navy Yard,
                   Cogen Partners, Refunding, due
                   10/01/22).............................      RB     Baa3/BBB- 10/01/21(a)    6.200      1,057,180
      5,000      New York City Transitional Finance
                   Authority, (Future Tax Secured,
                   Callable, Series A, due 11/15/12).....      RB      Aa3/AA   05/15/09(a)    5.250      5,015,150
      3,000      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   A)....................................      RB      Aa3/AA   08/15/07       5.500      3,140,880
      2,600      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   A)....................................      RB      Aa3/AA   11/15/02       5.000      2,653,378

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 3,100      New York City Transitional Finance
                   Authority, (Future Tax Secured, Series
                   C)....................................      RB      Aa3/AA   05/01/05       5.000%  $  3,162,558
      6,000      New York City, (Callable, Refunding,
                   Series A, due 08/01/03)...............      GO      A3/A-    08/01/02(a)    6.250      6,374,820
      4,330      New York City, (Callable, Unrefunded
                   Balance, Series D, due 02/15/07)......      GO      A3/A-    02/15/05(a)    5.750      4,542,646
        670      New York City, (Prerefunded, Series D,
                   due 02/15/07).........................      GO      A3/A-    02/15/05(a)    5.750        715,828
      4,000      New York City, (Refunding, Series D)....      GO      A3/A-    11/01/09       6.500      4,457,360
      1,000      New York City, (Refunding, Series G),
                   MBIA-IBC Insured......................      GO     Aaa/AAA   02/01/09       6.750      1,132,950
      7,992      New York Office of Temporary and
                   Disability Assistance, (General
                   Obligation)...........................      PP      NR/NR    03/31/05       4.480      8,019,898
      2,280      New York State Dormitory Authority,
                   (Columbia University).................      RB     Aaa/AAA   07/01/07       5.250      2,374,369
      2,000      New York State Dormitory Authority,
                   (Cornell University, Callable,
                   Refunding, due 07/01/08)..............      RB      Aa2/AA   07/01/06(a)    5.300      2,079,500
      2,885      New York State Dormitory Authority, (FHA
                   Hospital & Nursing Home, Refunding,
                   Series A), AMBAC Insured..............      RB      NR/AAA   08/15/08       5.000      2,906,378
      2,500      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Callable, Refunding, due 08/01/13),
                   AMBAC/FHA Insured.....................      RB     Aaa/AAA   02/01/08(a)    4.400      2,405,700
      2,000      New York State Dormitory Authority, (FHA
                   Hospital New York & Presbyterian,
                   Refunding), AMBAC Insured.............      RB     Aaa/AAA   02/01/04       5.000      2,039,380

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (Lease Revenue, Municipal Health
                   Facilities, Series 1), FSA Insured....      RB     Aaa/AAA   01/15/07       5.000%  $  2,024,740
      5,280      New York State Dormitory Authority,
                   (Long Island Jewish Medical Center,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   07/01/05       5.000      5,386,814
      2,000      New York State Dormitory Authority,
                   (Memorial Sloan Kettering Cancer
                   Center, Series C), MBIA Insured.......      RB     Aaa/AAA   07/01/19       5.750      2,089,640
      5,650      New York State Dormitory Authority,
                   (Mental Health Services Facilities,
                   Refunding, Series B)..................      RB      A3/A-    02/15/06       6.000      6,045,217
      2,000      New York State Dormitory Authority, (New
                   York University, Series A), MBIA
                   Insured...............................      RB     Aaa/AAA   07/01/06       5.000      2,040,740
      2,000      New York State Dormitory Authority,
                   (North General Hospital, Refunding,
                   Series G).............................      RB     Baa1/BBB+ 02/15/05       5.500      2,059,860
      2,530      New York State Dormitory Authority,
                   (North Shore University Hospital,
                   Refunding), MBIA Insured..............      RB     Aaa/AAA   11/01/10       5.500      2,627,784
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding)................      RB      A3/A-    05/15/01       5.250      3,051,750
      1,500      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A)......      RB      A3/A-    05/15/04       6.500      1,625,745
      3,000      New York State Dormitory Authority,
                   (State University Educational
                   Facilities, Refunding, Series A), FGIC
                   Insured...............................      RB     Aaa/AAA   05/15/11       5.875      3,210,990

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 2,000      New York State Dormitory Authority,
                   (University of Rochester, Refunding,
                   Series A), MBIA Insured...............      RB     Aaa/AAA   07/01/05       5.000%  $  2,045,660
      1,210      New York State Dormitory Authority,
                   (University of Rochester, Series A)...      RB      A1/A+    07/01/06       6.500      1,340,910
      4,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, Callable, Series A, due
                   06/15/01).............................      RB      Aa1/AA   06/15/00(a)    7.300      4,185,920
      5,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, New York City Municipal Water,
                   Refunding)............................      RB     Aa1/AA-   06/15/11       5.750      5,284,600
      2,000      New York State Environmental Facilities
                   Corp., (PCR, State Water, Revolving
                   Fund, Prerefunded, due 06/15/14)......      RB     Aaa/AAA   06/15/01(a)    6.500      2,127,100
      5,000      New York State Environmental Facilities
                   Corp., (Special Obligation, Riverbank
                   State Park, Prerefunded, due
                   04/01/22).............................      RB     Aaa/AAA   04/01/02(a)    7.375      5,493,850
      1,605      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................      RB     Aa1/AA-   06/15/02       5.000      1,634,452
      1,000      New York State Environmental Facilities
                   Corp., (State Clean Water & Drinking,
                   Revolving Funds, Second Resolution,
                   Series F).............................      RB     Aa1/AA-   06/15/07       5.250      1,029,200
      2,500      New York State Local Government
                   Assistance Corp., (Prerefunded, Series
                   A, due 04/01/11)......................      RB      Aaa/A+   04/01/01(a)    7.125      2,672,050

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 3,650      New York State Local Government
                   Assistance Corp., (Prerefunded, Series
                   A, due 04/01/19)......................      RB      Aaa/A+   04/01/02(a)    6.875%  $  3,965,031
      2,525      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   B), MBIA Insured......................      RB     Aaa/AAA   04/01/04       5.250      2,614,435
      3,350      New York State Local Government
                   Assistance Corp., (Refunding, Series
                   E)....................................      RB      A3/A+    04/01/14       6.000      3,594,450
      2,850      New York State Medical Care Facilities
                   Finance Agency, (Callable, Hospital &
                   Nursing Home Services, Series D, due
                   02/15/32).............................      RB      Aa2/NR   02/15/03(a)    6.450      3,102,653
      1,500      New York State Medical Care Facilities
                   Finance Agency, (Mental Health
                   Services, Refunding, Series F)........      RB      A3/A-    02/15/03       6.000      1,574,670
      2,620      New York State Municipal Bond Bank
                   Agency, (Special Program Revenue,
                   Refunding, Series A), AMBAC Insured...      RB     Aaa/AAA   03/15/06       5.000      2,671,273
      2,000      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Escrowed
                   to Maturity, Series W)................      RB     Aaa/AAA   01/01/03       6.625      2,149,140
      4,500      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................      RB     Aa3/AA-   02/15/03       5.000      4,585,860
      3,350      New York State Power Authority, (Revenue
                   & General Purpose, Refunding, Series
                   A)....................................      RB     Aa3/AA-   02/15/05       5.500      3,498,171
      3,050      New York State Thruway Authority,
                   (Highway & Bridge, Series B), AMBAC
                   Insured...............................      RB     Aaa/AAA   04/01/03       6.000      3,215,127
      3,000      New York State Thruway Authority,
                   (Refunding, Series E).................      RB     Aa3/AA-   01/01/07       5.500      3,142,890

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 2,000      New York State Thruway Authority,
                   (Service Contract Revenue, Local
                   Highway & Bridge).....................      RB     Baa1/BBB+ 04/01/05       6.000%  $  2,120,120
      2,000      New York State Thruway Authority,
                   (Service Contract Revenue, Local
                   Highway & Bridge).....................      RB     Baa1/BBB+ 04/01/04       5.500      2,067,840
      2,470      New York State Urban Development Corp.,
                   (Center for Industrial Innovation,
                   Refunding)............................      RB     Baa1/BBB+ 01/01/06       6.250      2,669,428
      2,000      New York State Urban Development Corp.,
                   (Correctional Capital Facilities,
                   Series 6).............................      RB     Baa1/BBB+ 01/01/03       6.000      2,094,360
      3,500      New York State Urban Development Corp.,
                   (Correctional Facilities Service
                   Contract, Series B)...................      RB     Baa1/BBB+ 01/01/01       5.000      3,534,895
      3,500      New York State Urban Development Corp.,
                   (Correctional Facilities Service
                   Contract, Series B), AMBAC Insured....      RB     Aaa/AAA   01/01/09       5.250      3,584,280
      2,500      New York State Urban Development Corp.,
                   (Prerefunded, due 04/01/11)...........      RB     Aaa/BBB+  04/01/01(a)    7.500      2,686,925
      2,635      New York State Urban Development Corp.,
                   (Subordinated Lien, Refunding)........      RB       A2/A    01/01/06       6.000      2,816,235
      5,250      New York State, (Refunding, Series A)...      GO       A2/A    07/15/06       6.500      5,830,703
      3,100      New York State, (Refunding, Series B)...      GO       A2/A    08/15/05       6.250      3,379,806
      1,350      New York State, (Refunding, Series C)...      GO       A2/A    10/01/04       6.000      1,446,930
      2,415      New York State, (Refunding, Series F)...      GO       A2/A    09/15/03       5.000      2,474,989
      1,395      Niagra Falls, (City School District,
                   High School Facility).................      RB     Baa3/BBB- 06/15/06       5.625      1,434,311

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 1,000      Orange County, (Refunding)..............      GO      Aa2/NR   11/15/04       5.500%  $  1,050,970
      1,000      Orange County, (Refunding)..............      GO      Aa2/NR   11/15/05       5.500      1,053,980
      7,730      Port Authority New York & New Jersey,
                   (Special Obligation Revenue, Special
                   Obligation), MBIA Insured.............      RB     Aaa/AAA   12/01/11       6.250      8,495,888
      2,650      Suffolk County Water Authority,
                   (Waterworks Revenue, Refunding, Senior
                   Lien), MBIA Insured...................      RB     Aaa/AAA   06/01/07       5.100      2,710,023
      1,500      Suffolk County Water Authority,
                   (Waterworks Revenue, Refunding, Senior
                   Lien), MBIA Insured...................      RB     Aaa/AAA   06/01/09       5.100      1,520,025
      2,945      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   SR, due 01/01/07).....................      RB      Aa3/A+   01/01/00(a)    5.000      2,988,557
      1,500      Triborough Bridge & Tunnel Authority,
                   (General Purpose, Refunding, Series
                   Y)....................................      RB      Aa3/A+   01/01/07       5.900      1,605,690
      3,960      Triborough Bridge & Tunnel Authority,
                   (Special Obligation, Refunding, Series
                   A), FGIC Insured......................      RB     Aaa/AAA   01/01/07       5.500      4,143,546
      2,000      Trust for Cultural Resources of the City
                   of New York, (Public Power Revenue,
                   Series 1999)..........................      PP      NR/NR    01/01/08       4.600      1,975,600
      4,000      United Nations Development Corp.,
                   (Senior Lien, Prerefunded, Series A,
                   due 07/01/26).........................      RB      Aaa/NR   07/01/03(a)    6.000      4,317,320
      3,230      Yonkers, (Series C), AMBAC Insured......      GO     Aaa/AAA   08/01/04       5.500      3,376,254
                                                                                                       ------------
                     TOTAL NEW YORK......................                                               253,366,970
                                                                                                       ------------

PUERTO RICO (0.8%)
      2,033      Commonwealth of Puerto Rico, (General
                   Obligation)...........................      PP      NR/NR    12/04/03       7.469      2,107,458
                                                                                                       ------------
                     TOTAL LONG-TERM INVESTMENTS (COST $264,087,421)................................    263,484,418
                                                                                                       ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
SHORT-TERM INVESTMENTS (2.3%)
ALABAMA (0.0%)
    $    50      West Jefferson Industrial Development
                   Board, (PCR, Alabama Power Co.
                   Project, Refunding, due 06/01/28).....    VRDN     VMIG1/A-1 08/02/99(a)    3.450%  $     50,000
                                                                                                       ------------

GEORGIA (0.3%)
        300      Burke County Development Authority,
                   (PCR, Georgia Power Co., Vogtle
                   Project-1st Series, Callable, due
                   04/01/32).............................    VRDN     VMIG1/A-1 08/02/99(a)    3.450        300,000
        600      Monroe County Development Authority,
                   (PCR, Georgia Power Co., Scherer
                   Project-2nd Series, Refunding, due
                   07/01/25).............................    VRDN     VMIG1/A-1 08/02/99(a)    3.450        600,000
                                                                                                       ------------
                                                                                                            900,000
                                                                                                       ------------

LOUISIANA (0.1%)
        300      East Baton Rouge Parish, (PCR, Exxon
                   Project, Refunding, due 11/01/19).....    VRDN     P-1/A-1+  08/02/99(a)    3.400        300,000
                                                                                                       ------------

MICHIGAN (0.3%)
        950      Michigan State, (Strategic Fund Limited,
                   Reserve 1, due 09/01/30), LOC Barclays
                   Bank PLC..............................    VRDN     P-1/A-1+  08/02/99(a)    3.400        950,000
                                                                                                       ------------
NEW YORK (1.6%)
        800      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Callable, Refunding, Series
                   A, due 06/15/25), FGIC Insured........    VRDN     VMIGI/A-1+ 08/02/99(a)   3.500        800,000
        400      New York City Municipal Water Finance
                   Authority, (Water & Sewer Systems
                   Revenue, Callable, Series C, due
                   06/15/22), FGIC Insured...............    VRDN     VMIG1/A-1+ 08/02/99(a)   3.400        400,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

                                                                      MOODY'S/
  PRINCIPAL                                                SECURITY     S&P
    AMOUNT                                                   TYPE      RATING    MATURITY
(IN THOUSANDS)             SECURITY DESCRIPTION            (UNAUDITED) (UNAUDITED)    DATE     RATE       VALUE
--------------   ----------------------------------------  --------   --------  -----------   ------   ------------
NEW YORK (CONTINUED)
    $ 3,200      New York City Municipal Water Finance
                   Authority, (Water and Sewer Systems
                   Revenue, Callable, Series C, due
                   06/15/23), FGIC Insured...............    VRDN     VMIG1/A-1+ 08/02/99(a)   3.400%  $  3,200,000
                                                                                                       ------------
                                                                                                          4,400,000
                                                                                                       ------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $6,600,000).................................      6,600,000
                                                                                                       ------------
                 TOTAL INVESTMENTS (COST $270,687,421) (97.5%)......................................    270,084,418
                 OTHER ASSETS IN EXCESS OF LIABILITIES (2.5%).......................................      6,913,600
                                                                                                       ------------
                 NET ASSETS (100.0%)................................................................   $276,998,018
                                                                                                       ------------
                                                                                                       ------------

------------------------------
Note: Based on the cost of investments of $270,706,542 for federal income tax purposes at July 31, 1999, the aggregate gross unrealized appreciation and depreciation was $2,612,375 and $3,234,499, respectively, resulting in net unrealized depreciation of investments of $622,124.

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

AMBAC - Ambac Indemnity Corp.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FSA - Financial Securities Assurance

GO - General Obligation

IBC - IBC Financial Data, Inc.

IDR - Industrial Development Revenue

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corp.

NR - Not Rated

PCR - Pollution Control Revenue

PP - Private Placement

RB - Revenue Bond

VRDN - Variable Rate Demand Note

Escrowed to Maturity: Bonds for which cash and/or securities have been deposited with a third party to cover payments of principal and interest at the maturity which coincides with the first call date of the first bond.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $270,687,421 )          $270,084,418
Cash                                                     72,492
Interest Receivable                                   3,643,242
Receivable for Investments Sold                       3,345,551
Prepaid Trustees' Fees                                      433
Prepaid Expenses and Other Assets                         1,213
                                                   ------------
    Total Assets                                    277,147,349
                                                   ------------
LIABILITIES
Advisory Fee Payable                                     69,727
Custody Fee Payable                                      14,279
Administrative Services Fee Payable                       9,284
Administration Fee Payable                                  334
Fund Services Fee Payable                                    62
Accrued Expenses                                         55,645
                                                   ------------
    Total Liabilities                                   149,331
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $276,998,018
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                   FOR THE FOUR
                                                   MONTHS ENDED   FOR THE FISCAL
                                                     JULY 31,       YEAR ENDED
                                                       1999       MARCH 31, 1999
                                                   ------------   --------------
INVESTMENT INCOME
Interest Income                                    $ 4,479,189    $  12,318,506
                                                   ------------   --------------
EXPENSES
Advisory Fee                                           298,444          796,521
Professional Fees and Expenses                          41,583           44,238
Custodian Fees and Expenses                             26,097           85,723
Administrative Services Fee                             25,575           73,366
Fund Services Fee                                        2,300            6,630
Trustees' Fees and Expenses                              1,114            3,306
Administration Fee                                         880            3,052
Amortization of Organization Expenses                       19            2,304
Miscellaneous                                            4,088            5,476
                                                   ------------   --------------
    Total Expenses                                     400,100        1,020,616
                                                   ------------   --------------
NET INVESTMENT INCOME                                4,079,089       11,297,890
NET REALIZED GAIN (LOSS) ON INVESTMENTS               (774,564)       2,712,515
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     (7,106,907)         142,962
                                                   ------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                  $(3,802,382)   $  14,153,367
                                                   ------------   --------------
                                                   ------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FOUR
                                                   MONTHS ENDED   FOR THE FISCAL   FOR THE FISCAL
                                                     JULY 31,       YEAR ENDED       YEAR ENDED
                                                       1999       MARCH 31, 1999   MARCH 31, 1998
                                                   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $  4,079,089   $   11,297,890   $    7,914,129
Net Realized Gain (Loss) on Investments                (774,564)       2,712,515        1,111,960
Net Change in Unrealized Appreciation
  (Depreciation) of Investments                      (7,106,907)         142,962        4,862,341
                                                   ------------   --------------   --------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                      (3,802,382)      14,153,367       13,888,430
                                                   ------------   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                        30,864,819      162,950,459       87,771,218
Withdrawals                                         (70,994,351)     (53,185,304)     (52,571,222)
                                                   ------------   --------------   --------------
    Net Increase (Decrease) from Investors'
      Transactions                                  (40,129,532)     109,765,155       35,199,996
                                                   ------------   --------------   --------------
    Total Increase (Decrease) in Net Assets         (43,931,914)     123,918,522       49,088,426
NET ASSETS
Beginning of Period                                 320,929,932      197,011,410      147,922,984
                                                   ------------   --------------   --------------
End of Period                                      $276,998,018   $  320,929,932   $  197,011,410
                                                   ------------   --------------   --------------
                                                   ------------   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                FOR THE PERIOD
                                                   FOR THE FOUR   FOR THE FISCAL YEAR ENDED     APRIL 11, 1994
                                                   MONTHS ENDED           MARCH 31,            (COMMENCEMENT OF
                                                     JULY 31,     -------------------------   OPERATIONS) THROUGH
                                                       1999       1999   1998   1997   1996     MARCH 31, 1995
                                                   ------------   ----   ----   ----   ----   -------------------
RATIOS TO AVERAGE NET ASSETS
  Net Expenses                                            0.40%(a) 0.38% 0.40%  0.43%  0.44%                0.48%(a)
  Net Investment Income                                   4.10%(a) 4.26% 4.62%  4.75%  4.72%                4.59%(a)
  Expenses without Reimbursement                          0.40%(a) 0.38% 0.40%  0.43%  0.44%                0.51%(a)
Portfolio Turnover                                           8%(b)   44%   51%    35%    41%                  63%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Tax Exempt Bond Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 16, 1993. The portfolio commenced operations on April 11, 1994. The portfolio's investment objective is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. The portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio. At a meeting on November 12, 1998, the trustees elected to change the portfolio's fiscal year end from March 31 to July 31.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or, in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Independent pricing service procedures may also include the use of prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer such securities are priced using fair values in accordance with procedures adopted by the portfolio's trustees. All short-term securities with a remaining maturity of 60 days or less are valued using the amortized cost method.

   b) The portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.30% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remain the same. For the four months ended July 31, 1999 and for the fiscal year ended March 31, 1999, such fees amounted to $298,444 and $796,521, respectively.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the four months ended July 31, 1999 and for the fiscal year ended March 31, 1999, the fees for these services amounted to $880 and $3,052, respectively.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the four months ended July 31, 1999 and for the fiscal year ended March 31, 1999, the fees for these services amounted to $25,575 and $73,366, respectively.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $2,300 and $6,630 for the four months ended July 31, 1999 and for the fiscal year ended March 31, 1999, respectively.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the trust, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series

THE NEW YORK TAX EXEMPT BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JULY 31, 1999
--------------------------------------------------------------------------------
      Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400 and $1,400 for the four months ended July 31, 1999 and for the fiscal year ended March 31, 1999, respectively.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows:

                                                   FOR THE FOUR
                                                   MONTHS ENDED   FOR THE FISCAL
                                                     JULY 31,       YEAR ENDED
                                                       1999       MARCH 31, 1999
                                                   ------------   --------------
Cost of Purchases................................  $ 21,698,896   $  230,648,580
Proceeds from Sales..............................  $ 60,575,478   $  113,320,935

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The New York Tax Exempt Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The New York Tax Exempt Bond Portfolio (the "portfolio") at July 31, 1999, the results of its operations for the four months ended July 31, 1999 and for the year ended March 31, 1999, and the changes in its net assets for the four months ended July 31, 1999 and for the two years ended March 31, 1999 and supplementary data for the four months ended July 31, 1999 and for the four years ended March 31, 1999 and for the period April 11, 1994 (commencement of operations) through March 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
September 15, 1999